PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.  PROPERTY AND EQUIPMENT, NET

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Machinery and electronic equipment	958,951	1,343,230	206,451
Leasehold improvements	397,119	542,862	83,436
Motor vehicles	14,484	8,256	1,269
Construction in progress	63,351	223,535	34,357

	1,433,905	2,117,883	325,513
Less: accumulated depreciation	(486,400)	(810,413)	(124,559)

	947,505	1,307,470	200,954

The Group acquired certain machinery and electronic equipment for its own operations by entering into capital leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB48,910 and RMB25,560, respectively, as of December 31, 2016 and RMB 29,167 (US$4,483) and RMB12,930 (US$1,987), respectively, as of December 31, 2017. Future minimum lease payments of RMB9,055 (US$1,392) are payable in the amounts of RMB7,227 (US$1,111), RMB1,828 (US$281), RMBnil (US$nil), RMBnil (US$nil) and RMBnil (US$nil) in 2018, 2019, 2020, 2021 and 2022, respectively.

Depreciation expense of the property and equipment, including assets under capital leases, was RMB145,694, RMB243,190 and RMB347,567 (US$53,420) for the years ended 2015, 2016 and 2017, respectively.